UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2005
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                             -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.             April 14, 2005
---------------------     -------------------------        ----------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      62
                                           ------------

Form 13F Information Table Value Total:      $85,965
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100     578     12400   SH         SOLE                  12000             400
                                                          373      8000   SH         OTHER                                  8000
Alcatel                          COM                      168     13926   SH         SOLE                  13926
American International Group     COM        026874107    2083     37600   SH         SOLE                  35100            2500
                                                          111      2000   SH         OTHER                                  2000
Applied Materials Inc.           COM        038222105    1220     75100   SH         SOLE                  69600            5500
                                                           81      5000   SH         OTHER                                  5000
BP Amoco PLC                     COM        055622104     103      1651   SH         SOLE                   1586              65
                                                          334      5348   SH         OTHER                                  5348
Bank of New York                 COM        064057102     395     13600   SH         SOLE                  13600
Berkshire Hathaway Inc. Class    COM        084670207     120        42   SH         SOLE                     42
                                                          120        42   SH         OTHER                                    42
Bristol Myers Co.                COM        110122108     193      7600   SH         SOLE                   7600
                                                           51      2000   SH         OTHER                                  2000
Cabot Microelectronics           COM        12709P103    1142     36400   SH         SOLE                  33400            3000
                                                           19       600   SH         OTHER                                   600
Cisco Systems                    COM        17275R102    3349    187200   SH         SOLE                 171800           15400
Citigroup, Inc.                  COM        172967101     782     17405   SH         SOLE                  17405
Coca Cola Co.                    COM        191216100    1317     31600   SH         SOLE                  29600            2000
                                                           42      1000   SH         OTHER                                  1000
Exxon Mobil                      COM        30231G102     526      8820   SH         SOLE                   8740              80
                                                          721     12096   SH         OTHER                                 12096
General Electric Co.             COM        369604103    1957     54271   SH         SOLE                  51411            2860
                                                          711     19728   SH         OTHER                                 19728
Hewlett Packard                  COM        428236103     443     20200   SH         SOLE                  16400            3800
ING Groep NV                     COM        456837103    2174     71900   SH         SOLE                  67900            4000
Intel Corp.                      COM        458140100    2660    114500   SH         SOLE                 105500            9000
                                                          114      4900   SH         OTHER                                  4900
Interpublic Group Cos.           COM        460690100    1263    102840   SH         SOLE                  97340            5500
                                                           98      8000   SH         OTHER                                  8000
JP Morgan Chase                  COM        46625H100    1017     29400   SH         SOLE                  27400            2000
Johnson & Johnson                COM        478160104    3835     57100   SH         SOLE                  52800            4300
KLA Tencor Corp.                 COM        482480100     285      6200   SH         SOLE                   4200            2000
Koninklijke Philips Elec         COM        500472303    1352     49120   SH         SOLE                  45620            3500
                                                           41      1500   SH         OTHER                                  1500
Marsh & McLennan Companies Inc   COM        571748102    2181     71694   SH         OTHER                                 71694
Medimmune, Inc.                  COM        584699102    1293     54300   SH         SOLE                  49700            4600
                                                           26      1100   SH         OTHER                                  1100
Microsoft Corp.                  COM        594918104    2137     88400   SH         SOLE                  80000            8400
                                                          232      9600   SH         OTHER                                  9600
Motorola, Inc.                   COM        620076109    1472     98340   SH         SOLE                  91740            6600
National City Corp.              COM        635405103    2752     82148   SH         SOLE                  74800            7348
                                                          234      7000   SH         OTHER                                  7000
PepsiCo Inc.                     COM        713448108    1055     19900   SH         SOLE                  19900
Plum Creek Timber                COM        729251108    1200     33600   SH         SOLE                  31600            2000
Procter & Gamble Company         COM        742718109     265      5000   SH         SOLE                   4800             200
Progressive Corp.-Ohio           COM        743315103    2446     26653   SH         SOLE                  26653
                                                        24649    268624   SH         OTHER                265624            3000
Royal Dutch Petroleum            COM        780257804     841     14000   SH         SOLE                  14000
Stryker Corp.                    COM        863667101    8313    186354   SH         SOLE                 176054           10300
                                                          446     10000   SH         OTHER                                 10000
Toyota Motor                     COM        892331307    1235     16600   SH         SOLE                  15200            1400
                                                           74      1000   SH         OTHER                                  1000
Unilever PLC                     COM        904767704    1648     41200   SH         SOLE                  38300            2900
                                                          120      3000   SH         OTHER                                  3000
Washington Post 'B'              COM        939640108     894      1000   SH         SOLE                   1000
Wilmington Trust Corp.           COM        971807102     562     16000   SH         SOLE                  16000
Wyeth                            COM        983024100       8       200   SH         SOLE                                    200
                                                          253      6000   SH         OTHER                                  6000
BBVA Privanza, Cap. B            PFD        05529T206     717     28000   SH         SOLE                  28000
ING Groep NV 6.2% SER            PFD        456837400     986     40000   SH         SOLE                  32000            8000
                                                          148      6000   SH         OTHER                                  6000